Other receivables (Tables)	12 Months Ended
Dec. 31, 2023
Other receivables
Summary of other receivables

Amounts in thousands USD	As of December 31, 2023	As of December 31, 2022
Value added tax and other tax receivables	$3,289	$2,320
Other items	153	242
Total	$3,443	$2,562